Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,900,000.00
Total Fee Amount	5,924.49
Total Offset Amount	0.00
Net Fee	$ 5,924.49
Offering Table N/A
Offset Table N/A	N/A